Label	Element	Value
Royce CRK Prospectus | Royce International Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce International Premier Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index. Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, performance information is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant and R Classes have higher distribution expenses than the Service Class. If Consultant or R Class expenses had been reflected, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	(Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, Service Class is used for illustrative purposes—returns differ by class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 14.77% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the inception date for the Consultant Class, R Class, and K Class is after December 31, 2014, performance information is for the Service Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Caption	rr_AverageAnnualReturnCaption	Annualized Total Returns As of 12/31/15 (%)
Royce CRK Prospectus | Royce International Premier Fund | Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Royce CRK Prospectus | Royce International Premier Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge on purchases held for less than 365 days	rr_MaximumCumulativeSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.52%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	753
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,831
Royce CRK Prospectus | Royce International Premier Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge on purchases held for less than 365 days	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	10.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	11.53%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.79%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,297
Royce CRK Prospectus | Royce International Premier Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge on purchases held for less than 365 days	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	68.54%
Total annual Fund operating expenses	rr_ExpensesOverAssets	69.79%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(68.30%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,277
Royce CRK Prospectus | Royce International Premier Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	(16.80%)
Annual Return 2012	rr_AnnualReturn2012	23.40%
Annual Return 2013	rr_AnnualReturn2013	18.30%
Annual Return 2014	rr_AnnualReturn2014	(8.20%)
Annual Return 2015	rr_AnnualReturn2015	16.20%
1 Year	rr_AverageAnnualReturnYear01	16.22%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Royce CRK Prospectus | Royce International Premier Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Royce CRK Prospectus | Royce International Premier Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%

[1]	The information above has been revised to reflect the Fund's reduced contractual investment management fee rate as of January 1, 2016. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.19%, 1.74%, and 1.49%, respectively, through April 30, 2017 and at or below 1.99% through April 30, 2026 for the R and K Classes.